Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Allocation of net loss	$ (25,822)	$ (255,835)	$ (59,311)
Common Class A [Member]
Class of Stock [Line Items]
Allocation of net loss		$ (113,514)
Basic and diluted weighted average ordinary shares outstanding		7,155,556
Basic and diluted net loss per ordinary share		$ (0.02)
Common Class B [Member]
Class of Stock [Line Items]
Allocation of net loss	$ (25,822)	$ (142,321)
Basic and diluted weighted average ordinary shares outstanding	659,341	8,971,428	8,571,428 [1]
Basic and diluted net loss per ordinary share	$ (0.04)	$ (0.02)	$ (0.01)

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.